CONSOLIDATED BALANCE SHEETS RUB in Millions, $ in Millions	Dec. 31, 2016 USD ($)	Dec. 31, 2016 RUB	Dec. 31, 2015 RUB
Current assets:
Cash and cash equivalents	$ 465.4	RUB 28,232	RUB 24,238
Term deposits	523.7	31,769	15,150
Investments in debt securities	50.0	3,033	2,915
Accounts receivable, net	127.6	7,741	5,586
Prepaid expenses	24.6	1,481	1,505
Other current assets	44.7	2,714	3,835
Total current assets	1,236.0	74,970	53,229
Property and equipment, net	310.2	18,817	20,860
Intangible assets, net	90.9	5,514	5,988
Goodwill	139.1	8,436	8,581
Long-term prepaid expenses	22.8	1,385	1,488
Restricted cash, non-current	7.3	442	533
Term deposits, non-current			18,399
Investments in non-marketable equity securities	24.9	1,513	1,122
Deferred tax assets	10.9	662	226
Other non-current assets	39.1	2,369	1,392
TOTAL ASSETS	1,881.2	114,108	111,818
Current liabilities:
Accounts payable and accrued liabilities	157.2	9,532	6,994
Taxes payable	48.8	2,963	2,800
Deferred revenue	35.1	2,127	1,875
Total current liabilities	241.1	14,622	11,669
Convertible debt	309.1	18,750	27,374
Deferred tax liabilities	17.1	1,040	1,552
Other accrued liabilities	18.2	1,104	1,126
Total liabilities	585.5	35,516	41,721
Commitments and contingencies
Redeemable noncontrolling interest	24.8	1,506
Shareholders' equity:
Ordinary shares: par value (Class A €0.01, Class B €0.10 and Class C €0.09); shares authorized (Class A: 1,000,000,000, Class B: 61,295,523 and 46,997,887 and Class C: 61,295,523 and 46,997,887); shares issued (Class A: 282,161,148 and 285,019,019, Class B: 47,895,605 and 45,037,734, and Class C: 12,000,000 and 560,235, respectively); shares outstanding (Class A: 271,356,566 and 277,579,206, Class B: 47,895,605 and 45,037,734, and Class C: nil)	4.7	284	75
Treasury shares at cost (Class A: 10,804,582 and 7,439,813, respectively)	(138.0)	(8,368)	(12,531)
Additional paid-in capital	273.3	16,579	17,257
Accumulated other comprehensive income	14.9	896	3,099
Retained earnings	1,116.0	67,695	62,197
Total shareholders' equity	1,270.9	77,086	70,097
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,881.2	114,108	111,818
Priority share
Shareholders' equity:
Preferred share
Preference shares
Shareholders' equity:
Preferred share